Schedule of Investments (unaudited)	iShares® JPX-Nikkei 400 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
AZ-COM MARUWA Holdings Inc.	800	$8,654
Mitsui-Soko Holdings Co. Ltd.	800	26,644
Nippon Express Holdings Inc.	1,600	90,784
Sankyu Inc.	800	29,323
SBS Holdings Inc.	800	13,926
Senko Group Holdings Co. Ltd.	2,400	19,408
SG Holdings Co. Ltd.	8,000	114,687
Yamato Holdings Co. Ltd.	6,400	118,102
		421,528
Automobile Components — 2.4%
Aisin Corp.	4,000	139,445
Bridgestone Corp.	13,600	561,698
Denso Corp.	39,400	591,486
Koito Manufacturing Co. Ltd.	4,800	74,586
KYB Corp.	700	24,276
Nifco Inc./Japan	1,600	41,212
Niterra Co. Ltd.	4,000	94,735
Sumitomo Electric Industries Ltd.	18,400	233,470
Sumitomo Rubber Industries Ltd.	4,800	51,979
Toyo Tire Corp.	2,400	40,037
Toyoda Gosei Co. Ltd.	1,600	29,922
Toyota Boshoku Corp.	2,400	37,949
Yokohama Rubber Co. Ltd. (The)	2,400	54,848
		1,975,643
Automobiles — 4.6%
Honda Motor Co. Ltd.	116,800	1,204,817
Isuzu Motors Ltd.	13,600	174,347
Mazda Motor Corp.	16,000	171,025
Subaru Corp.	15,200	277,239
Suzuki Motor Corp.	8,800	375,026
Toyota Motor Corp.	72,820	1,334,332
Yamaha Motor Co. Ltd.	21,600	192,205
		3,728,991
Banks — 5.8%
Chiba Bank Ltd. (The)	13,600	97,983
Concordia Financial Group Ltd.	25,600	116,689
Fukuoka Financial Group Inc.	4,000	94,085
Mebuki Financial Group Inc.	23,200	70,395
Mitsubishi UFJ Financial Group Inc.	159,200	1,366,275
Mizuho Financial Group Inc.	64,050	1,092,553
Resona Holdings Inc.	55,200	279,827
Seven Bank Ltd.	15,200	32,268
Sumitomo Mitsui Financial Group Inc.	26,400	1,284,619
Sumitomo Mitsui Trust Holdings Inc.	17,608	337,226
		4,771,920
Beverages — 1.0%
Asahi Group Holdings Ltd.	11,200	417,047
Kirin Holdings Co. Ltd.	20,000	292,803
Suntory Beverage & Food Ltd.	3,200	105,216
Takara Holdings Inc.	3,200	28,069
		843,135
Biotechnology — 0.0%
PeptiDream Inc.(a)	2,400	25,236
Takara Bio Inc.	1,600	14,183
		39,419
Broadline Retail — 0.5%
ASKUL Corp.	800	12,168
Izumi Co. Ltd.	800	20,498
Pan Pacific International Holdings Corp.	10,400	247,566
Security	Shares	Value

Broadline Retail (continued)
Ryohin Keikaku Co. Ltd.	5,600	$93,535
Seria Co. Ltd.	1,600	29,843
		403,610
Building Products — 1.6%
AGC Inc.	4,000	148,257
Daikin Industries Ltd.	6,000	973,320
Nichias Corp.	800	19,191
Sanwa Holdings Corp.	4,800	72,567
TOTO Ltd.	3,200	84,063
		1,297,398
Capital Markets — 1.3%
Daiwa Securities Group Inc.	36,800	247,008
JAFCO Group Co. Ltd.	1,600	18,687
Japan Exchange Group Inc.	12,000	253,266
Monex Group Inc.	4,800	24,387
Nomura Holdings Inc.	80,000	360,285
SBI Holdings Inc.	7,200	161,592
		1,065,225
Chemicals — 4.8%
ADEKA Corp.	1,600	32,475
Aica Kogyo Co. Ltd.	1,600	38,647
Air Water Inc.	4,800	65,493
Asahi Kasei Corp.	32,000	236,171
Daicel Corp.	6,400	61,877
Denka Co. Ltd.	1,600	28,273
Fujimi Inc.	800	17,736
Fuso Chemical Co. Ltd.	800	23,628
Kansai Paint Co. Ltd.	4,800	81,847
KH Neochem Co. Ltd.	800	12,843
Kuraray Co. Ltd.	7,200	72,675
Mitsubishi Chemical Group Corp.	35,200	215,182
Mitsubishi Gas Chemical Co. Inc.	4,000	63,861
Mitsui Chemicals Inc.	4,000	118,288
Nippon Paint Holdings Co. Ltd.	25,600	206,498
Nippon Sanso Holdings Corp.	4,800	128,173
Nissan Chemical Corp.	2,400	93,453
Nitto Denko Corp.	3,200	238,800
NOF Corp.	1,600	79,374
Shin-Etsu Chemical Co. Ltd.	38,400	1,606,009
Sumitomo Bakelite Co. Ltd.	800	41,875
Sumitomo Chemical Co. Ltd.	35,200	85,562
Taiyo Holdings Co. Ltd.	800	17,624
Tokuyama Corp.	1,600	27,072
Tokyo Ohka Kogyo Co. Ltd.	2,400	52,799
Toray Industries Inc.	32,000	165,761
Tosoh Corp.	6,400	81,587
Zeon Corp.	3,200	29,673
		3,923,256
Commercial Services & Supplies — 0.6%
Aeon Delight Co. Ltd.	800	20,184
Japan Elevator Service Holdings Co. Ltd.	1,600	26,463
Pilot Corp.	800	23,789
Secom Co. Ltd.	4,800	345,313
Sohgo Security Services Co. Ltd.	8,000	45,967
		461,716
Construction & Engineering — 1.1%
COMSYS Holdings Corp.	2,400	52,860
EXEO Group Inc.	2,400	53,278
Hazama Ando Corp.	4,000	31,594
INFRONEER Holdings Inc.	5,600	55,648
Kajima Corp.	10,400	173,412

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Kandenko Co. Ltd.	2,400	$23,411
Kyudenko Corp.	800	28,800
MIRAIT ONE corp.	2,400	31,598
Obayashi Corp.	16,800	145,125
Shimizu Corp.	13,600	90,213
SHO-BOND Holdings Co. Ltd.	800	35,504
Taisei Corp.	4,000	136,592
		858,035
Consumer Finance — 0.1%
Acom Co. Ltd.	8,000	19,947
AEON Financial Service Co. Ltd.	2,400	21,491
Jaccs Co. Ltd.	800	29,380
Orient Corp.	1,100	8,338
		79,156
Consumer Staples Distribution & Retail — 1.8%
Cosmos Pharmaceutical Corp.	800	92,328
Create SD Holdings Co. Ltd.	800	17,363
Kobe Bussan Co. Ltd.	4,000	118,163
Kusuri no Aoki Holdings Co. Ltd.	1,600	36,330
Lawson Inc.	800	41,322
Life Corp.	800	18,722
MatsukiyoCocokara & Co.	9,600	169,670
Seven & i Holdings Co. Ltd.	17,600	696,072
Sugi Holdings Co. Ltd.	800	36,725
Sundrug Co. Ltd.	1,600	51,355
Tsuruha Holdings Inc.	800	73,234
Welcia Holdings Co. Ltd.	2,400	41,934
Yaoko Co. Ltd.	800	45,736
		1,438,954
Containers & Packaging — 0.0%
Rengo Co. Ltd.	4,000	26,626

Distributors — 0.0%
PALTAC Corp.	800	25,269

Diversified Telecommunication Services — 1.5%
Internet Initiative Japan Inc.	2,400	48,967
Nippon Telegraph & Telephone Corp.	924,000	1,128,281
Usen-Next Holdings Co. Ltd.	800	22,778
		1,200,026
Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	17,600	227,240
Kansai Electric Power Co. Inc. (The)	18,400	244,206
		471,446
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	3,200	137,158
Mitsubishi Electric Corp.	54,400	769,438
Nidec Corp.	10,400	419,194
		1,325,790
Electronic Equipment, Instruments & Components — 5.1%
Anritsu Corp.	3,200	30,833
Azbil Corp.	3,200	105,542
Canon Marketing Japan Inc.	800	24,208
Daiwabo Holdings Co. Ltd.	2,400	52,416
Dexerials Corp.	1,600	46,628
Hamamatsu Photonics KK	4,000	164,111
Hirose Electric Co. Ltd.	800	90,351
Horiba Ltd.	800	62,390
Ibiden Co. Ltd.	2,400	132,398
Kaga Electronics Co. Ltd.	800	34,666
Keyence Corp.	2,544	1,117,722
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Kyocera Corp.	28,800	$419,330
Macnica Holdings Inc.	800	42,027
Murata Manufacturing Co. Ltd.	44,000	929,807
Omron Corp.	4,000	186,132
Shimadzu Corp.	6,400	178,451
Taiyo Yuden Co. Ltd.	2,400	63,235
TDK Corp.	8,000	379,395
Yokogawa Electric Corp.	5,600	106,445
		4,166,087
Entertainment — 2.5%
Capcom Co. Ltd.	4,800	154,899
GungHo Online Entertainment Inc.(a)	1,690	28,135
Koei Tecmo Holdings Co. Ltd.	3,280	37,366
Konami Group Corp.	1,600	83,581
Nexon Co. Ltd.	11,200	203,718
Nintendo Co. Ltd.	25,600	1,332,067
Square Enix Holdings Co. Ltd.	2,400	86,040
Toho Co. Ltd.	2,400	81,025
		2,006,831
Financial Services — 1.1%
Fuyo General Lease Co. Ltd.	800	69,294
GMO Payment Gateway Inc.	800	55,443
Mitsubishi HC Capital Inc.	20,800	139,356
Mizuho Leasing Co. Ltd.	800	27,394
ORIX Corp.	28,800	540,898
Tokyo Century Corp.	3,200	34,551
Zenkoku Hosho Co. Ltd.	1,600	60,239
		927,175
Food Products — 1.8%
Ajinomoto Co. Inc.	11,200	431,131
Calbee Inc.	2,400	48,239
Kikkoman Corp.	3,200	195,542
MEIJI Holdings Co. Ltd.	5,600	133,020
Morinaga & Co. Ltd.	1,600	29,027
Morinaga Milk Industry Co. Ltd.	1,600	30,972
NH Foods Ltd.	1,600	54,249
Nichirei Corp.	2,400	59,166
Nippon Suisan Kaisha Ltd.	6,400	34,419
Nissin Foods Holdings Co. Ltd.	4,800	167,615
Toyo Suisan Kaisha Ltd.	2,400	123,831
Yakult Honsha Co. Ltd.	6,400	143,665
		1,450,876
Gas Utilities — 0.6%
Nippon Gas Co. Ltd.	2,400	39,580
Osaka Gas Co. Ltd.	9,600	200,395
Tokyo Gas Co. Ltd.	10,400	238,562
		478,537
Health Care Equipment & Supplies — 3.1%
Asahi Intecc Co. Ltd.	5,600	113,562
Hoya Corp.	9,600	1,195,576
Jeol Ltd.	800	34,974
Nakanishi Inc.	1,600	26,845
Nihon Kohden Corp.	2,400	75,861
Olympus Corp.	29,600	427,254
Sysmex Corp.	4,000	222,362
Terumo Corp.	13,600	444,734
		2,541,168
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	4,800	81,486
BML Inc.	800	16,994

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
H.U. Group Holdings Inc.	1,600	$30,191
Medipal Holdings Corp.	5,600	90,655
Ship Healthcare Holdings Inc.	1,600	27,275
		246,601
Health Care Technology — 0.2%
M3 Inc.	9,600	158,422

Hotels, Restaurants & Leisure — 0.4%
Food & Life Companies Ltd.	2,400	49,177
McDonald’s Holdings Co. Japan Ltd.	3,200	138,615
Zensho Holdings Co. Ltd.	2,400	125,579
		313,371
Household Durables — 3.2%
Haseko Corp.	4,000	51,876
Iida Group Holdings Co. Ltd.	4,800	71,695
Open House Group Co. Ltd.	1,600	47,327
Panasonic Holdings Corp.	57,600	567,220
Pressance Corp.	800	9,027
Rinnai Corp.	2,400	55,531
Sekisui Chemical Co. Ltd.	9,600	138,076
Sekisui House Ltd.	14,400	319,193
Sony Group Corp.	13,400	1,268,080
Sumitomo Forestry Co. Ltd.	4,000	118,844
		2,646,869
Household Products — 0.6%
Lion Corp.	6,400	59,353
Pigeon Corp.	3,200	36,800
Unicharm Corp.	10,400	376,140
		472,293
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	64,864
eRex Co. Ltd.(b)	800	4,422
RENOVA Inc.(a)	1,600	13,471
West Holdings Corp.	800	17,468
		100,225
Industrial Conglomerates — 1.7%
Hikari Tsushin Inc.	600	99,161
Hitachi Ltd.	18,400	1,323,506
		1,422,667
Insurance — 3.0%
Dai-ichi Life Holdings Inc.	23,200	492,140
MS&AD Insurance Group Holdings Inc.	10,400	408,915
Sompo Holdings Inc.	8,000	391,427
Tokio Marine Holdings Inc.	46,400	1,155,405
		2,447,887
Interactive Media & Services — 0.4%
Kakaku.com Inc.	3,200	39,538
Z Holdings Corp.	69,600	246,125
		285,663
IT Services — 3.0%
BIPROGY Inc.	1,600	50,017
Change Holdings Inc.	800	8,028
Digital Garage Inc.	800	20,745
DTS Corp.	800	19,954
Fujitsu Ltd.	4,800	722,369
GMO internet group Inc.	1,600	29,011
NEC Corp.	5,900	348,608
NEC Networks & System Integration Corp.	1,600	26,950
NET One Systems Co. Ltd.	1,600	27,243
Nomura Research Institute Ltd.	10,464	303,903
Security	Shares	Value

IT Services (continued)
NS Solutions Corp.	800	$25,929
NSD Co. Ltd.	1,600	30,707
NTT Data Corp.	12,800	180,936
Obic Co. Ltd.	1,600	275,288
Otsuka Corp.	2,400	98,772
SCSK Corp.	3,200	63,355
SHIFT Inc.(a)	500	126,642
TIS Inc.	5,600	123,084
		2,481,541
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	12,800	255,977
Sankyo Co. Ltd.	1,600	93,168
Sega Sammy Holdings Inc.	4,000	55,845
Shimano Inc.	1,800	277,279
Yamaha Corp.	3,200	73,711
		755,980
Machinery — 6.0%
Amada Co. Ltd.	8,000	83,161
Daifuku Co. Ltd.	8,000	161,312
DMG Mori Co. Ltd.	3,200	61,068
Ebara Corp.	1,600	94,337
FANUC Corp.	23,200	680,899
Fuji Corp./Aichi	2,400	41,181
Hitachi Construction Machinery Co. Ltd.	1,600	42,118
Hoshizaki Corp.	2,400	87,673
IHI Corp.	3,200	62,442
Komatsu Ltd.	22,400	582,923
Kubota Corp.	25,600	384,204
Makita Corp.	5,600	154,030
MINEBEA MITSUMI Inc.	8,000	163,744
MISUMI Group Inc.	8,000	135,070
Mitsubishi Heavy Industries Ltd.	8,800	512,372
Miura Co. Ltd.	1,600	31,769
Nabtesco Corp.	3,200	65,161
NGK Insulators Ltd.	5,600	66,785
Organo Corp.	800	33,009
SMC Corp.	1,600	855,898
Sumitomo Heavy Industries Ltd.	3,200	80,432
Takeuchi Manufacturing Co. Ltd.	800	24,221
Toyota Industries Corp.	4,000	325,161
Yaskawa Electric Corp.	4,800	199,785
		4,928,755
Marine Transportation — 1.1%
Kawasaki Kisen Kaisha Ltd.	4,000	171,186
Mitsui OSK Lines Ltd.	10,400	332,491
Nippon Yusen KK	13,600	420,015
		923,692
Media — 0.2%
CyberAgent Inc.	11,200	70,153
Hakuhodo DY Holdings Inc.	6,400	48,909
Kadokawa Corp.	2,400	48,751
		167,813
Metals & Mining — 1.3%
Asahi Holdings Inc.	1,600	22,116
Daiki Aluminium Industry Co. Ltd.	800	6,678
Dowa Holdings Co. Ltd.	1,100	40,094
JFE Holdings Inc.	13,600	210,408
Maruichi Steel Tube Ltd.	1,600	41,532
Mitsui Mining & Smelting Co. Ltd.	1,600	49,061
Nippon Steel Corp.	22,400	511,701
Sumitomo Metal Mining Co. Ltd.	5,600	166,308

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Tokyo Steel Manufacturing Co. Ltd.	1,600	$19,565
		1,067,463
Oil, Gas & Consumable Fuels — 1.1%
Cosmo Energy Holdings Co. Ltd.	1,600	64,120
ENEOS Holdings Inc.	76,000	301,434
Idemitsu Kosan Co. Ltd.	28,000	152,053
Inpex Corp.	24,800	331,867
Itochu Enex Co. Ltd.	1,600	17,416
Iwatani Corp.	800	36,440
		903,330
Paper & Forest Products — 0.1%
Oji Holdings Corp.	20,000	76,878

Personal Care Products — 1.2%
Kao Corp.	11,200	460,383
Kobayashi Pharmaceutical Co. Ltd.	1,600	76,969
Kose Corp.	800	59,796
Rohto Pharmaceutical Co. Ltd.	4,800	96,524
Shiseido Co. Ltd.	10,400	313,481
		1,007,153
Pharmaceuticals — 5.5%
Astellas Pharma Inc.	42,440	504,750
Chugai Pharmaceutical Co. Ltd.	15,200	574,230
Daiichi Sankyo Co. Ltd.	36,809	1,007,709
Eisai Co. Ltd.	5,600	278,831
JCR Pharmaceuticals Co. Ltd.	1,600	13,264
Kyowa Kirin Co. Ltd.	5,600	93,962
Nippon Shinyaku Co. Ltd.	800	28,299
Ono Pharmaceutical Co. Ltd.	10,400	185,011
Otsuka Holdings Co. Ltd.	10,400	388,929
Shionogi & Co. Ltd.	6,400	308,019
Takeda Pharmaceutical Co. Ltd.	37,600	1,078,294
		4,461,298
Professional Services — 2.5%
BayCurrent Consulting Inc.(b)	4,000	140,024
Bell System24 Holdings Inc.	800	9,911
Benefit One Inc.(b)	1,600	24,022
Dip Corp.	800	18,187
Fullcast Holdings Co. Ltd.	800	10,369
Meitec Corp.	1,600	32,013
Nihon M&A Center Holdings Inc.	8,000	44,024
Persol Holdings Co. Ltd.	49,600	84,861
Recruit Holdings Co. Ltd.	36,800	1,538,649
SMS Co. Ltd.	1,600	32,803
TechnoPro Holdings Inc.	3,200	84,004
Transcosmos Inc.	800	17,067
UT Group Co. Ltd.(a)	800	13,811
		2,049,745
Real Estate Management & Development — 2.7%
Daito Trust Construction Co. Ltd.	1,600	185,194
Daiwa House Industry Co. Ltd.	12,800	386,949
Hulic Co. Ltd.	11,200	116,996
Katitas Co. Ltd.	1,600	24,793
Mitsubishi Estate Co. Ltd.	31,200	427,692
Mitsui Fudosan Co. Ltd.	22,400	547,673
Nomura Real Estate Holdings Inc.	2,400	62,977
Relo Group Inc.	2,400	28,857
Starts Corp. Inc.	800	16,584
Sumitomo Realty & Development Co. Ltd.	7,200	213,365
Tokyo Tatemono Co. Ltd.	4,800	71,675
Security	Shares	Value

Real Estate Management & Development (continued)
Tokyu Fudosan Holdings Corp.	14,400	$91,763
		2,174,518
Semiconductors & Semiconductor Equipment — 5.4%
Advantest Corp.	13,600	458,260
Disco Corp.	2,400	592,720
Ferrotec Holdings Corp.	1,600	30,032
Japan Material Co. Ltd.	1,600	28,390
Lasertec Corp.	2,400	630,063
Renesas Electronics Corp.(a)	32,000	572,191
Rohm Co. Ltd.	8,800	167,999
SCREEN Holdings Co. Ltd.	1,600	134,865
Shinko Electric Industries Co. Ltd.	1,600	61,934
SUMCO Corp.	8,800	131,641
Tokyo Electron Ltd.	8,400	1,493,015
Tokyo Seimitsu Co. Ltd.	800	49,063
Ulvac Inc.	1,600	76,208
		4,426,381
Software — 0.3%
Justsystems Corp.	800	18,529
Oracle Corp. Japan	800	61,583
Rakus Co. Ltd.	2,400	44,292
Systena Corp.	8,000	17,318
Trend Micro Inc.(a)	2,400	128,088
		269,810
Specialty Retail — 1.6%
ABC-Mart Inc.	2,400	41,886
Fast Retailing Co. Ltd.	2,400	593,469
IDOM Inc.	1,600	10,991
Kohnan Shoji Co. Ltd.	800	22,247
Komeri Co. Ltd.	800	17,519
K’s Holdings Corp.	3,200	29,958
Nextage Co. Ltd.	800	14,651
Nitori Holdings Co. Ltd.	1,600	214,843
Nojima Corp.	1,600	19,868
Shimamura Co. Ltd.	800	89,331
USS Co. Ltd.	5,600	112,427
VT Holdings Co. Ltd.	3,200	11,718
Workman Co. Ltd.	800	23,603
ZOZO Inc.	3,200	72,221
		1,274,732
Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	6,400	101,920
Elecom Co. Ltd.	1,600	19,887
FUJIFILM Holdings Corp.	8,800	527,382
MCJ Co. Ltd.	1,600	12,427
Seiko Epson Corp.	6,400	95,558
Wacom Co. Ltd.	4,000	18,598
		775,772
Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	800	57,359

Tobacco — 0.9%
Japan Tobacco Inc.	28,800	743,766

Trading Companies & Distributors — 7.1%
Hanwa Co. Ltd.	800	28,248
Inabata & Co. Ltd.	800	17,777
ITOCHU Corp.	32,800	1,336,267
Kanematsu Corp.	2,400	35,066
Marubeni Corp.	42,400	667,569
Mitsubishi Corp.	79,200	1,261,597

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Mitsui & Co. Ltd.	33,600	$1,258,788
MonotaRO Co. Ltd.	7,200	78,345
Sojitz Corp.	5,620	126,612
Sumitomo Corp.	31,200	678,964
Toyota Tsusho Corp.	4,800	281,674
		5,770,907
Wireless Telecommunication Services — 3.9%
KDDI Corp.	37,600	1,192,616
SoftBank Corp.	78,400	976,999
SoftBank Group Corp.	23,200	1,024,012
		3,193,627

Total Long-Term Investments — 99.8%
(Cost: $81,405,476)		81,532,335

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	170,557	170,659
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	30,000	$30,000

Total Short-Term Securities — 0.3%
(Cost: $200,614)		200,659

Total Investments — 100.1%
(Cost: $81,606,090)		81,732,994

Liabilities in Excess of Other Assets — (0.1)%		(72,210)

Net Assets — 100.0%		$81,660,784

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$170,570	(a)	$—	$44	$45	$170,659	170,557	$540	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	(a)	—	—	—	30,000	30,000	2,623		—
					$44	$45	$200,659		$3,163		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	6	03/07/24	$100	$(108)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$41,322	$81,491,013	$—	$81,532,335
Short-Term Securities
Money Market Funds	200,659	—	—	200,659
	$241,981	$81,491,013	$—	$81,732,994
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(108)	$—	$(108)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.